Accrued Expenses and Other Payables (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Accrued Expenses and Other Payables [Abstract]
Payroll and welfare payable	$ 2,030	$ 3,235
Accrued liability		50
VAT, and other taxes payable	2,492	831
Payables for office supply and utilities	711	743
Payables for purchase of property and equipment	52	432
Professional service fees	3,161
Deposits from agents	3,509	2,315
Others	227	28
Accrued expenses and other payabes	$ 12,163	$ 7,634